Peachtree Alternative Strategies Fund
Schedule of Investments
January 31, 2024 (Unaudited)

									Next
						Initial			Available
		% of				Acquisition		Redemption	Redemption
Portfolio Funds*		Net Assets		Cost(1)	Fair Value	Date		Frequency(2)	Date
Equity:
Glazer Enhanced Offshore Fund, Series 1		5.0%		$ 7,060,022	$ 11,095,996	1/1/2021	(3)	Monthly	2/29/2024
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84		0.0%	(4)	86,437	35,577	1/3/2017		N/A	(5)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series		1.3%		2,236,663	2,954,438	1/3/2017	(3)	Quarterly	3/31/2024	(6)
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18		2.3%		4,504,047	5,118,502	1/3/2017	(3)	Quarterly	3/31/2024	(6)
Schonfeld Fundamental Equity Offshore Fund Ltd., Class B		4.7%		11,498,515	10,627,434	8/1/2022	(3)	Quarterly	3/31/2024	(7)
TPG Public Equity Partners-A, L.P.		4.6%		6,746,089	10,415,685	1/3/2017	(3)	Quarterly	3/31/2024	(6)
Total Equity		17.9%		$ 32,131,773	$ 40,247,632

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K		0.0%	(4)	$ 48,392	$ 100,371	3/1/2019	(3)	N/A	(5)
Capula Global Relative Value Fund Ltd., Class H		5.6%		11,250,000	12,551,972	10/1/2022	(3)	Quarterly	3/31/2024	(6)(8)
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1		4.9%		10,608,783	11,031,314	3/1/2017	(3)	Quarterly	3/31/2024
King Street Capital Offshore Ltd., Class A, Series 1		4.8%		8,530,794	10,821,080	1/3/2017	(3)	Quarterly	3/31/2024	(6)
King Street Capital Offshore Ltd., Class S, Multiple Series		0.5%		897,020	1,037,776	1/3/2017	(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A		4.8%		7,470,356	10,921,998	7/1/2017	(3)	Semi-Annual	6/30/2024	(9)
Total Fixed Income		20.6%		$ 38,805,345	$ 46,464,511

Multi-Strategy:
Centiva Offshore Fund, Ltd., Series A, Multiple Series		5.0%		$ 10,507,072	$ 11,210,176	3/1/2022	(3)	Quarterly	3/31/2024
Davidson Kempner Partners		10.9%		19,245,076	24,524,585	1/3/2017	(3)	Semi-Annual	6/30/2024
D.E. Shaw Composite International Fund		7.8%		6,403,475	17,582,926	1/3/2017		Quarterly	3/31/2024
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series		8.9%		16,000,000	19,904,155	6/1/2020	(3)	Quarterly	3/31/2024	(10)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series		4.7%		7,892,258	10,676,543	11/1/2017	(3)	Quarterly	3/31/2024	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series		10.8%		17,000,000	24,405,998	10/1/2018	(3)	Quarterly	3/31/2024	(6)
Paloma International Ltd., Class C		0.9%		1,573,047	1,927,016	6/1/2019	(3)	Annual	12/31/2024
Paloma International Ltd., Class D		3.9%		8,000,175	8,843,686	4/1/2021	(3)	Quarterly	3/31/2024
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1		4.9%		9,238,267	11,111,456	1/31/2021	(3)	Quarterly	4/30/2024	(6)
Total Multi-Strategy		57.8%		$ 95,859,370	$ 130,186,541

Opportunistic:
Cassiopeia Fund Ltd., Class B		0.2%		$ 512,810	$ 527,212	10/1/2023		N/A	(5)
Total Opportunistic		0.2%		$ 512,810	$ 527,212

Total Investments In Portfolio Funds		96.5%		$ 167,309,298	$ 217,425,896

		% of
Money Market Funds	Shares	Net Assets		Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 5.26%(11)	17,456,641	7.7%		$ 17,456,641	$ 17,456,641

Total Investments		104.2%		$ 184,765,939	$ 234,882,537

Liabilities in Excess of Other Assets		(4.2)%			$ (9,522,005)

Net Assets		100.0%			$ 225,360,532

(1) There were no unfunded capital commitments as of January 31, 2024.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(8) Subject to a early redemption fee of 3% on redemptions within 2 years of their purchase date.
(9) Subject to 33% investor level semi-annual gate.
(10) Subject to 12.50% investor level quarterly gate.
(11) Rate disclosed is the seven day effective yield as of January 31, 2024.

* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.